Operating costs (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of operating costs

FOR THE YEAR ENDED DECEMBER 31	NOTE	2022	2021
Labour costs
Wages, salaries and related taxes and benefits(1)		(4,250)	(4,233)
Post-employment benefit plans service cost (net of capitalized amounts)	27	(249)	(266)
Other labour costs(1) (2)		(1,054)	(1,016)
Less:
Capitalized labour		1,136	1,068
Total labour costs		(4,417)	(4,447)
Cost of revenues(1) (3)		(7,641)	(7,284)
Other operating costs (1) (4)		(1,917)	(1,825)
Total operating costs		(13,975)	(13,556)
(1)We have reclassified amounts from the previous period to make them consistent with the presentation for the current period.
(2)Other labour costs include contractor and outsourcing costs.
(3)Cost of revenues includes costs of wireless devices and other equipment sold, network and content costs, and payments to other carriers.
(4)Other operating costs include marketing, advertising and sales commission costs, bad debt expense, taxes other than income taxes, information technology costs, professional service fees and rent.